Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 7 – CONCENTRATIONS

Customer Concentration

For the three months ended March 31, 2022 and 2021, no customer accounted for over 10% of total revenues from apparel sales included in discontinued operations.

For the three months ended March 31, 2022 and 2021, one licensee accounted for 100% total revenues from customer license fee.

Vendor Concentrations

For the three months ended March 31, 2022 and 2021, one licensor accounted for 100% of the Company’s vendor license agreements (see below) related to the Company’s biopharmaceutical operation.

NOTE 9 – CONCENTRATIONS

Customer Concentration

For the years ended December 30, 2021 and 2020, no customer accounted for over 10% of total revenues from apparel sales included in discontinued operations.

Vendor Concentrations

For the year ended December 31, 2021, one licensor accounted for 100% of the Company’s vendor license agreements (see Note 10) related to the Company’s biopharmaceutical operation.

For the year ended December 31, 2020, the Company did not have any licensor.